Deposits	12 Months Ended
Mar. 31, 2015
Deposits

16. Deposits

Deposits include demand deposits, which are non-interest-bearing, and savings and time deposits, which are interest-bearing. Deposits as of March 31, 2014 and March 31, 2015 were as follows:

	As of March 31,
	2014		2015		2015
	(In millions)
Interest-bearing:
Savings deposits	Rs.	1,031,326.1	Rs.	1,249,266.1	US$	20,049.2
Time deposits		2,025,828.4		2,519,412.7		40,433.5

Total interest-bearing deposits		3,057,154.5		3,768,678.8		60,482.7
Non-interest-bearing deposits		612,845.6		733,032.0		11,764.3

Total	Rs.	3,670,000.1	Rs.	4,501,710.8	US$	72,247.0

As of March 31, 2014 and March 31, 2015, time deposits of Rs. 1,327,554.2 million and Rs. 1,737,103.7 million, respectively, had a residual maturity of less than one year. The remaining deposits mature between one and ten years.

As of March 31, 2014 and March 31, 2015, time deposits in excess of Rs. 0.1 million aggregated Rs. 1,872,806.1 million and Rs. 2,365,836.3 million, respectively.

As of March 31, 2015, the scheduled maturities for total time deposits were as follows:

	As of March 31, 2015
	(In millions)
Due to mature in the fiscal year ending March 31:
2016	Rs.	1,737,103.7	US$	27,878.4
2017		507,781.4		8,149.3
2018		122,233.3		1,961.7
2019		88,001.3		1,412.3
2020		47,145.4		756.6
Thereafter		17,147.6		275.2

Total	Rs.	2,519,412.7	US$	40,433.5